Borrowings (Details) ¥ in Thousands	Dec. 31, 2016 CNY (¥)
Within 1 year	¥ 5,736,026
Between 1 to 2 years	1,156,761
Between 2 to 3 years	426,332
Between 3 to 4 years	0
Between 4 to 5 years	¥ 0